UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2011

Date of reporting period: June 30, 2010

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Diversified Conservative Income Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.3%

FIXED INCOME FUND — 55.3%
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A*	2,140,280	$22,709

Total Fixed Income Fund
(Cost $21,418) ($ Thousands)		22,709

EQUITY FUNDS — 24.8%
SEI Institutional Managed Trust
Large Cap Fund, Class A	860,363	8,337
SEI Institutional Managed Trust
Small Cap Fund, Class A	183,122	1,844

Total Equity Funds
(Cost $10,321) ($ Thousands)		10,181

MONEY MARKET FUND (A) — 20.2%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	8,313,352	8,313

Total Money Market Fund
(Cost $8,313) ($ Thousands)		8,313

Total Investments — 100.3%
(Cost $40,052) ($ Thousands)†		$41,203

Percentages are based on Net Assets of $41,096 ($ Thousands).

(A) Rate shown is the 7-day effective yield as of June 30, 2010.

*	The Fund’s investment in the SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust U.S. Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust U.S. Fixed Income Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At June 30, 2010, the tax basis cost of the Fund’s investments was $40,074 ($ Thousands), and the unrealized appreciation and depreciation were $1,365 ($ Thousands) and $(236) ($ Thousands), respectively.

As of June 30, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Diversified Conservative Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

FIXED INCOME FUND — 59.3%
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A*	2,407,061	$25,539

Total Fixed Income Fund
(Cost $24,074) ($ Thousands)		25,539

EQUITY FUNDS — 39.7%
SEI Institutional International Trust
International Equity Fund, Class A**	484,616	3,435
SEI Institutional Managed Trust
Large Cap Fund, Class A	1,154,379	11,186
SEI Institutional Managed Trust
Small Cap Fund, Class A	245,783	2,475

Total Equity Funds
(Cost $17,714) ($ Thousands)		17,096

MONEY MARKET FUND (A) — 1.1%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	457,534	458

Total Money Market Fund
(Cost $458) ($ Thousands)		458

Total Investments — 100.1%
(Cost $42,246) ($ Thousands)†		$43,093

Percentages are based on Net Assets of $43,052 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2010.

*	The Fund’s investment in the SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust U.S. Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust U.S. Fixed Income Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

**	Non-income producing fund.

†	At June 30, 2010, the tax basis cost of the Fund’s investments was $42,504 ($ Thousands), and the unrealized appreciation and depreciation were $1,696 ($ Thousands) and $(1,107) ($ Thousands), respectively.

As of June 30, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

2	SEI Asset Allocation Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Diversified Global Moderate Growth Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

EQUITY FUNDS — 59.8%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	103,237	$997
SEI Institutional International Trust
International Equity Fund, Class A*	1,971,060	13,975
SEI Institutional Managed Trust
Large Cap Fund, Class A	3,772,336	36,554
SEI Institutional Managed Trust
Small Cap Fund, Class A	803,631	8,093

Total Equity Funds
(Cost $62,651) ($ Thousands)		59,619

FIXED INCOME FUNDS — 39.3%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	94,556	1,000
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	867,870	6,049
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	3,034,398	32,195

Total Fixed Income Funds
(Cost $37,706) ($ Thousands)		39,244

MONEY MARKET FUND (A) — 1.0%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	1,042,976	1,043

Total Money Market Fund
(Cost $1,043) ($ Thousands)		1,043

Total Investments — 100.1%
(Cost $101,400) ($ Thousands)†		$99,906

Percentages are based on Net Assets of $99,839 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2010.

*	Non-income producing fund.

†	At June 30, 2010, the tax basis cost of the Fund’s investments was $101,409 ($ Thousands), and the unrealized appreciation and depreciation were $1,883 ($ Thousands) and $(3,386) ($ Thousands), respectively.

As of June 30, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Asset Allocation Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Diversified Moderate Growth Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 59.7%
SEI Institutional International Trust
International Equity Fund, Class A*	1,161,727	$8,236
SEI Institutional Managed Trust
Large Cap Fund, Class A	2,767,149	26,814
SEI Institutional Managed Trust
Small Cap Fund, Class A	589,162	5,933

Total Equity Funds
(Cost $44,063) ($ Thousands)		40,983

FIXED INCOME FUND — 39.4%
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	2,543,156	26,983

Total Fixed Income Fund
(Cost $25,436) ($ Thousands)		26,983

MONEY MARKET FUND (A) — 0.9%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	650,861	651

Total Money Market Fund
(Cost $651) ($ Thousands)		651

Total Investments — 100.0%
(Cost $70,150) ($ Thousands)†		$68,617

Percentages are based on Net Assets of $68,639 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2010.

*	Non-income producing fund.

†	At June 30, 2010, the tax basis cost of the Fund’s investments was $70,476 ($ Thousands), and the unrealized appreciation and depreciation were $1,804 ($ Thousands) and $(3,663) ($ Thousands), respectively.

As of June 30, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Asset Allocation Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Diversified Global Growth Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 80.1%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	223,693	$2,161
SEI Institutional International Trust
International Equity Fund, Class A*	2,749,806	19,496
SEI Institutional Managed Trust
Large Cap Fund, Class A	5,457,285	52,881
SEI Institutional Managed Trust
Small Cap Fund, Class A	1,162,574	11,707

Total Equity Funds
(Cost $94,027) ($ Thousands)		86,245

FIXED INCOME FUNDS — 19.3%
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	470,928	3,282
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	1,646,448	17,469

Total Fixed Income Funds
(Cost $19,160) ($ Thousands)		20,751

MONEY MARKET FUND (A) — 0.6%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	693,941	694

Total Money Market Fund
(Cost $694) ($ Thousands)		694

Total Investments — 100.0%
(Cost $113,881) ($ Thousands)†		$107,690

Percentages are based on Net Assets of $107,714 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2010.

*	Non-income producing fund.

†	At June 30, 2010, the tax basis cost of the Fund’s investments was $114,875 ($ Thousands), and the unrealized appreciation and depreciation were $2,692 ($ Thousands) and $(9,877) ($ Thousands), respectively.

As of June 30, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

5	SEI Asset Allocation Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Diversified Global Stock Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.3%

EQUITY FUNDS — 99.3%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	113,851	$1,100
SEI Institutional International Trust
International Equity Fund, Class A**	1,785,624	12,660
SEI Institutional Managed Trust
Large Cap Fund, Class A*	3,420,080	33,140
SEI Institutional Managed Trust
Small Cap Fund, Class A	728,667	7,338

Total Equity Funds
(Cost $55,151) ($ Thousands)		54,238

Total Investments — 99.3%
(Cost $55,151) ($ Thousands)†		$54,238

Percentages are based on Net Assets of $54,628 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

**	Non-income producing fund.

†	At June 30, 2010, the tax basis cost of the Fund’s investments was $55,151 ($ Thousands), and the unrealized appreciation and depreciation were $1,200 ($ Thousands) and $(2,113) ($ Thousands), respectively.

As of June 30, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6	SEI Asset Allocation Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Diversified U.S. Stock Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.5%

EQUITY FUNDS — 99.2%
SEI Institutional Managed Trust
Large Cap Fund, Class A*	3,306,207	$32,037
SEI Institutional Managed Trust
Small Cap Fund, Class A	704,231	7,091

Total Equity Funds
(Cost $39,595) ($ Thousands)		39,128

MONEY MARKET FUND (A) — 1.3%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	519,604	520

Total Money Market Fund
(Cost $520) ($ Thousands)		520

Total Investments — 100.5% (Cost $40,115) ($ Thousands)†		$39,648

Percentages are based on Net Assets of $39,447 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2010.

*	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At June 30, 2010, the tax basis cost of the Fund’s investments was $40,152 ($ Thousands), and the unrealized appreciation and depreciation were $312 ($ Thousands) and $(816) ($ Thousands), respectively.

As of June 30, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

7	SEI Asset Allocation Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Defensive Strategy Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.4%

FIXED INCOME FUNDS — 56.2%
SEI Daily Income Trust
Short-Duration Government Fund, Class A	1,118,817	$11,915
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	295,766	2,062
SEI Institutional Managed Trust
Real Return Fund, Class A	470,305	4,924
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	388,519	4,122

Total Fixed Income Funds
(Cost $22,150) ($ Thousands)		23,023

EQUITY FUNDS — 6.0%
SEI Institutional Managed Trust
Global Managed Volatility Fund, Class A	156,179	1,229
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	123,242	1,223

Total Equity Funds
(Cost $2,434) ($ Thousands)		2,452

MONEY MARKET FUND (A) — 38.2%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	15,622,474	15,622

Total Money Market Fund
(Cost $15,622) ($ Thousands)		15,622

Total Investments — 100.4%
(Cost $40,206) ($ Thousands)†		$41,097

Percentages are based on Net Assets of $40,938 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2010.

†	At June 30, 2010, the tax basis cost of the Fund’s investments was $40,659 ($ Thousands), and the unrealized appreciation and depreciation were $688 ($ Thousands) and $(250) ($ Thousands), respectively.

As of June 30, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

8	SEI Asset Allocation Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Defensive Strategy Allocation Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.2%

EQUITY FUNDS — 59.1%
SEI Institutional Managed Trust
Real Estate Fund, Class A	177,238	$1,838
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	371,447	3,685

Total Equity Funds
(Cost $5,235) ($ Thousands)		5,523

FIXED INCOME FUND — 39.8%
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	532,714	3,713

Total Fixed Income Fund
(Cost $3,743) ($ Thousands)		3,713

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	23,871	24

Total Money Market Fund
(Cost $24) ($ Thousands)		24

Total Investments — 99.2%
(Cost $9,002) ($ Thousands)†		$9,260

Percentages are based on Net Assets of $9,338 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2010.

†	At June 30, 2010, the tax basis cost of the Fund’s investments was $10,491 ($ Thousands), and the unrealized appreciation and depreciation were $211 ($ Thousands) and $(1,442) ($ Thousands), respectively.

As of June 30, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

9	SEI Asset Allocation Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Conservative Strategy Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.4%

FIXED INCOME FUNDS — 66.2%
SEI Daily Income Trust
Short-Duration Government Fund, Class A	2,013,334	$21,442
SEI Daily Income Trust
Ultra Short Bond Fund, Class A	810,523	7,513
SEI Institutional Managed Trust
Enhanced Income Fund, Class A	577,985	4,289
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	1,546,282	10,778
SEI Institutional Managed Trust
Real Return Fund, Class A	1,124,889	11,777
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	1,419,287	15,059

Total Fixed Income Funds
(Cost $68,881) ($ Thousands)		70,858

EQUITY FUNDS — 19.9%
SEI Institutional Managed Trust
Global Managed Volatility Fund, Class A	1,358,373	10,691
SEI Institutional Managed Trust
Large Cap Fund, Class A	328,522	3,183
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	750,335	7,443

Total Equity Funds
(Cost $21,810) ($ Thousands)		21,317

MONEY MARKET FUND (A) — 14.3%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	15,345,111	15,345

Total Money Market Fund
(Cost $15,345) ($ Thousands)		15,345

Total Investments — 100.4%
(Cost $106,036) ($ Thousands)†		$107,520

Percentages are based on Net Assets of $107,104 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2010.

†	At June 30, 2010, the tax basis cost of the Fund’s investments was $110,512 ($ Thousands), and the unrealized appreciation and depreciation were $1,522 ($ Thousands) and $(4,514) ($ Thousands), respectively.

As of June 30, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

10	SEI Asset Allocation Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Conservative Strategy Allocation Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 66.7%
SEI Institutional Managed Trust
Real Estate Fund, Class A	442,240	$4,586
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	947,895	9,403

Total Equity Funds
(Cost $12,907) ($ Thousands)		13,989

FIXED INCOME FUND — 33.0%
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	995,463	6,939

Total Fixed Income Fund
(Cost $5,083) ($ Thousands)		6,939

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	53,126	53

Total Money Market Fund
(Cost $53) ($ Thousands)		53

Total Investments — 100.0%
(Cost $18,043) ($ Thousands)†		$20,981

Percentages are based on Net Assets of $20,973 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2010.

At June 30, 2010, the tax basis cost of the Fund’s investments was $18,227 ($ Thousands), and the unrealized appreciation and depreciation were $2,798 ($ Thousands) and $(44) ($ Thousands), respectively.

As of June 30, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

11	SEI Asset Allocation Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Moderate Strategy Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

FIXED INCOME FUNDS — 62.0%
SEI Daily Income Trust
Short-Duration Government Fund, Class A	3,536,258	$37,661
SEI Institutional Managed Trust
Enhanced Income Fund, Class A	2,338,507	17,352
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	5,432,661	37,866
SEI Institutional Managed Trust
Real Return Fund, Class A	3,039,548	31,824
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	5,136,665	54,500

Total Fixed Income Funds (Cost $167,975) ($ Thousands)		179,203

EQUITY FUNDS — 37.8%
SEI Institutional Managed Trust
Global Managed Volatility Fund, Class A	5,872,624	46,217
SEI Institutional Managed Trust
Large Cap Fund, Class A	2,366,964	22,936
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	4,054,697	40,223

Total Equity Funds (Cost $118,388) ($ Thousands)		109,376

MONEY MARKET FUND (A) — 0.1%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	332,480	332

Total Money Market Fund (Cost $332) ($ Thousands)		332

Total Investments — 99.9% (Cost $286,695) ($ Thousands) †		$288,911

Percentages are based on Net Assets of $289,104 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2010.

†	At June 30, 2010, the tax basis cost of the Fund’s investments was $308,140 ($ Thousands), and the unrealized appreciation and depreciation were $4,666 ($ Thousands) and $(23,895) ($ Thousands), respectively.

As of June 30, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

12	SEI Asset Allocation Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Moderate Strategy Allocation Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 81.8%
SEI Institutional International Trust
International Equity Fund, Class A *	738,732	$5,237
SEI Institutional Managed Trust
Real Estate Fund, Class A	501,904	5,205
SEI Institutional Managed Trust
Tax-Managed Large Cap Fund,
Class A	1,051,985	10,415
SEI Institutional Managed Trust
U.S. Managed Volatility Fund,
Class A	2,688,153	26,666

Total Equity Funds (Cost $49,667) ($ Thousands)		47,523

FIXED INCOME FUND — 18.0%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,497,079	10,435

Total Fixed Income Fund (Cost $8,120) ($ Thousands)		10,435

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	129,689	130

Total Money Market Fund (Cost $130) ($ Thousands)		130

Total Investments — 100.0% (Cost $57,917) ($ Thousands) †		$58,088

Percentages are based on Net Assets of $58,086 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2010.

*	Non-income producing fund.

†	At June 30, 2010, the tax basis cost of the Fund’s investments was $64,654 ($ Thousands), and the unrealized appreciation and depreciation were $379 ($ Thousands) and $(6,945) ($ Thousands), respectively.

As of June 30, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

13	SEI Asset Allocation Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Aggressive Strategy Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 79.8%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	795,045	$7,680
SEI Institutional International Trust
International Equity Fund, Class A*	6,162,859	43,695
SEI Institutional Managed Trust
Large Cap Fund, Class A	13,182,607	127,739
SEI Institutional Managed Trust
Small Cap Fund, Class A	2,535,743	25,535

Total Equity Funds
(Cost $217,301) ($ Thousands)		204,649

FIXED INCOME FUNDS — 20.0%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	1,947,855	20,608
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	4,376,615	30,505

Total Fixed Income Funds
(Cost $42,397) ($ Thousands)		51,113

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	625,683	626

Total Money Market Fund
(Cost $626) ($ Thousands)		626

Total Investments — 100.0%
(Cost $260,324) ($ Thousands)†		$256,388

Percentages are based on Net Assets of $256,364 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2010.

*	Non-income producing fund.

†	At June 30, 2010, the tax basis cost of the Fund’s investments was $266,183 ($ Thousands), and the unrealized appreciation and depreciation were $9,294 ($ Thousands) and $(19,089) ($ Thousands), respectively.

As of June 30, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

14	SEI Asset Allocation Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Aggressive Strategy Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

EQUITY FUNDS — 87.8%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	89,976	$869
SEI Institutional International Trust
International Equity Fund, Class A**	984,881	6,983
SEI Institutional Managed Trust
Tax-Managed Large Cap Fund, Class A*	2,454,293	24,297
SEI Institutional Managed Trust
Tax-Managed Small Cap Fund, Class A	625,493	6,074

Total Equity Funds
(Cost $32,558) ($ Thousands)		38,223

FIXED INCOME FUNDS — 11.8%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	165,371	1,749
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	490,195	3,417

Total Fixed Income Funds
(Cost $3,862) ($ Thousands)		5,166

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	108,832	109

Total Money Market Fund
(Cost $109) ($ Thousands)		109

Total Investments — 99.9%
(Cost $36,529) ($ Thousands)†		$43,498

Percentages are based on Net Assets of $43,523 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2010.

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

**	Non-income producing fund.

†	At June 30, 2010, the tax basis cost of the Fund’s investments was $37,600 ($ Thousands), and the unrealized appreciation and depreciation were $6,299 ($ Thousands) and $(401) ($ Thousands), respectively.

As of June 30, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

15	SEI Asset Allocation Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Core Market Strategy Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

FIXED INCOME FUNDS — 59.1%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	123,840	$1,310
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	1,042,073	7,264
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	2,841,022	30,143

Total Fixed Income Funds
(Cost $36,036) ($ Thousands)		38,717

EQUITY FUNDS — 40.7%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	67,236	649
SEI Institutional International Trust
International Equity Fund, Class A*	829,755	5,883
SEI Institutional Managed Trust
Large Cap Fund, Class A	1,810,468	17,543
SEI Institutional Managed Trust
Small Cap Fund, Class A	257,966	2,598

Total Equity Funds
(Cost $28,135) ($ Thousands)		26,673

Total Investments — 99.8% (Cost $64,171) ($ Thousands)†		$65,390

Percentages are based on Net Assets of $65,532 ($ Thousands).

*	Non-income producing fund.

†	At June 30, 2010, the tax basis cost of the Fund’s investments was $65,727 ($ Thousands), and the unrealized appreciation and depreciation were $2,808 ($ Thousands) and $(3,145) ($ Thousands), respectively.

As of June 30, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

16	SEI Asset Allocation Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Core Market Strategy Allocation Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

EQUITY FUNDS — 87.9%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	32,187	$311
SEI Institutional International Trust
International Equity Fund, Class A**	351,833	2,494
SEI Institutional Managed Trust
Tax-Managed Large Cap Fund, Class A*	876,753	8,680
SEI Institutional Managed Trust
Tax-Managed Small Cap Fund, Class A	223,446	2,170

Total Equity Funds
(Cost $11,998) ($ Thousands)		13,655

FIXED INCOME FUNDS — 11.8%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	59,076	625
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	175,095	1,221

Total Fixed Income Funds
(Cost $1,394) ($ Thousands)		1,846

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	24,289	24

Total Money Market Fund
(Cost $24) ($ Thousands)		24

Total Investments — 99.9% (Cost $13,416) ($ Thousands)†		$15,525

Percentages are based on Net Assets of $15,534 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2010.

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

**	Non-income producing fund.

†	At June 30, 2010, the tax basis cost of the Fund’s investments was $13,776 ($ Thousands), and the unrealized appreciation and depreciation were $1,999 ($ Thousands) and $(250) ($ Thousands), respectively.

As of June 30, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

17	SEI Asset Allocation Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Market Growth Strategy Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 60.7%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	843,894	$8,152
SEI Institutional International Trust
International Equity Fund, Class A*	7,480,709	53,038
SEI Institutional Managed Trust
Large Cap Fund, Class A	15,903,722	154,107
SEI Institutional Managed Trust
Small Cap Fund, Class A	3,220,184	32,427

Total Equity Funds
(Cost $264,012) ($ Thousands)		247,724

FIXED INCOME FUNDS — 39.1%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	1,545,915	16,356
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	6,503,205	45,327
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	9,204,866	97,664

Total Fixed Income Funds
(Cost $145,481) ($ Thousands)		159,347

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	877,893	878

Total Money Market Fund
(Cost $878) ($ Thousands)		878

Total Investments — 100.0%
(Cost $410,371) ($ Thousands)†		$407,949

Percentages are based on Net Assets of $407,827 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2010.

*	Non-income producing fund.

†	At June 30, 2010, the tax basis cost of the Fund’s investments was $424,451 ($ Thousands), and the unrealized appreciation and depreciation were $12,527 ($ Thousands) and $(29,029) ($ Thousands), respectively.

As of June 30, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

18	SEI Asset Allocation Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Market Growth Strategy Allocation Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 87.9%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	177,014	$1,710
SEI Institutional International Trust
International Equity Fund, Class A**	1,927,123	13,663
SEI Institutional Managed Trust
Tax-Managed Large Cap Fund, Class A*	4,802,323	47,543
SEI Institutional Managed Trust
Tax-Managed Small Cap Fund, Class A	1,223,903	11,884

Total Equity Funds (Cost $69,043) ($ Thousands)		74,800

FIXED INCOME FUNDS — 11.9%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	323,583	3,424
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	959,153	6,685

Total Fixed Income Funds (Cost $7,683) ($ Thousands)		10,109

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	172,706	173

Total Money Market Fund (Cost $173) ($ Thousands)		173

Total Investments — 100.0% (Cost $76,899) ($ Thousands) †		$85,082

Percentages are based on Net Assets of $85,055 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2010.

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

**	Non-income producing fund.

†	At June 30, 2010, the tax basis cost of the Fund’s investments was $80,502 ($ Thousands), and the unrealized appreciation and depreciation were $8,566 ($ Thousands) and $(3,986) ($ Thousands), respectively.

As of June 30, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

19	SEI Asset Allocation Trust / Quarterly Report / June 30, 2010

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Asset Allocation Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date August 27, 2010

By	/S/ STEPHEN F. PANNER
Stephen F. Panner, Controller & CFO

Date August 27, 2010